UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT Global Health Care Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (99.0%)(a)
		Shares	Value

Biotechnology (19.6%)

Amgen, Inc.		13,055	$1,461,377

Amicus Therapeutics, Inc.(NON)		42,958	99,663

Arqule, Inc.(NON)		62,995	146,778

Array BioPharma, Inc.(NON)		66,600	414,252

BIND Therapeutics, Inc.(NON)(S)		29,515	416,752

BioMarin Pharmaceuticals, Inc.(NON)(S)		19,400	1,401,068

Celgene Corp.(NON)		48,800	7,511,784

Celldex Therapeutics, Inc.(NON)(S)		50,300	1,782,129

ChemoCentryx, Inc.(NON)(S)		19,112	106,263

Chimerix, Inc.(NON)		9,749	214,283

Codexis, Inc.(NON)		29,178	51,353

Conatus Pharmaceuticals, Inc.(NON)		18,799	188,930

FivePrime Therapeutics, Inc.(NON)		24,596	322,208

Gentium SpA ADR (Italy)(NON)		13,800	374,394

Gilead Sciences, Inc.(NON)		70,300	4,417,652

Grifols SA ADR (Spain)		30,100	911,428

Incyte Corp., Ltd.(NON)		18,900	721,035

Intrexon Corp.(NON)		2,400	56,856

Medivation, Inc.(NON)		4,600	275,724

Merrimack Pharmaceuticals, Inc.(NON)(S)		28,666	108,931

OncoGenex Pharmaceutical, Inc.(NON)		4,800	44,496

Osiris Therapeutics, Inc.(NON)(S)		14,000	232,960

Portola Pharmaceuticals, Inc.(NON)(S)		19,631	525,129

PTC Therapeutics, Inc.(NON)(S)		5,886	126,314

Puma Biotechnology, Inc.(NON)(S)		8,852	474,998

Receptos, Inc.(NON)		24,444	634,811

Spectrum Pharmaceuticals, Inc.(S)		22,200	186,258

TESARO, Inc.(NON)		16,601	643,123

United Therapeutics Corp.(NON)(S)		4,900	386,365

Verastem, Inc.(NON)		38,014	472,894

Vertex Pharmaceuticals, Inc.(NON)		22,500	1,705,950

			26,416,158
Food and staples retail (1.9%)

CVS Caremark Corp.		45,400	2,576,450

			2,576,450
Health-care equipment and supplies (9.3%)

Abbott Laboratories		55,600	1,845,364

Baxter International, Inc.		32,100	2,108,649

CareFusion Corp.(NON)		8,300	306,270

Covidien PLC		32,900	2,004,926

Elekta AB Class B (Sweden)		31,142	501,048

Globus Medical, Inc. Class A(NON)		3,870	67,570

Intuitive Surgical, Inc.(NON)		900	338,643

Medtronic, Inc.		35,200	1,874,399

Olympus Corp. (Japan)(NON)		18,300	555,358

St. Jude Medical, Inc.		10,300	552,492

Stryker Corp.		12,700	858,393

Unilife Corp.(NON)(S)		57,861	192,099

Zimmer Holdings, Inc.		15,200	1,248,528

			12,453,739
Health-care providers and services (13.4%)

Aetna, Inc.		59,000	3,777,180

AmerisourceBergen Corp.		30,600	1,869,660

Cardinal Health, Inc.		12,200	636,230

Catamaran Corp.(NON)		13,000	597,350

CIGNA Corp.		28,300	2,175,137

Express Scripts Holding Co.(NON)		47,010	2,904,278

Fresenius Medical Care AG & Co., KGaA (Germany)		8,177	531,984

Fresenius Medical Care AG & Co., KGaA ADR (Germany)		4,626	149,790

McKesson Corp.		4,259	546,430

Quest Diagnostics, Inc.(S)		12,700	784,733

Sinopharm Group Co. (China)		34,800	87,315

UnitedHealth Group, Inc.		39,300	2,814,273

WellPoint, Inc.		14,800	1,237,428

			18,111,788
Life sciences tools and services (2.7%)

Agilent Technologies, Inc.		11,500	589,375

Morphosys AG (Germany)(NON)		924	71,739

PerkinElmer, Inc.		10,900	411,475

Quintiles Transnational Corp.(NON)		1,616	72,526

Sequenom, Inc.(NON)(S)		29,600	79,032

Thermo Fisher Scientific, Inc.		26,700	2,460,405

			3,684,552
Personal products (0.2%)

Synutra International, Inc.(NON)(S)		37,276	197,563

			197,563
Pharmaceuticals (51.9%)

AbbVie, Inc.		104,800	4,687,704

Actavis PLC(NON)		33,300	4,795,200

Allergan, Inc.		24,100	2,179,845

Aspen Pharmacare Holdings, Ltd. (South Africa)		12,579	329,188

Astellas Pharma, Inc. (Japan)		35,300	1,795,615

AstraZeneca PLC (United Kingdom)		89,497	4,658,834

Auxilium Pharmaceuticals, Inc.(NON)		147,900	2,696,217

Bayer AG (Germany)		21,193	2,498,961

Cempra, Inc.(NON)(S)		28,743	330,545

Daiichi Sankyo Co., Ltd. (Japan)		27,900	504,667

Eli Lilly & Co.		98,800	4,972,604

GlaxoSmithKline PLC (United Kingdom)		197,937	4,990,858

Hi-Tech Pharmacal Co., Inc.		1,800	77,670

Hospira, Inc.(NON)		6,600	258,852

Johnson & Johnson		76,000	6,588,440

Merck & Co., Inc.		89,500	4,261,095

Merck KGaA (Germany)		7,831	1,222,038

Mitsubishi Tanabe Pharma Corp. (Japan)		22,200	310,996

Novartis AG (Switzerland)		43,896	3,373,442

Pernix Therapeutics Holdings(NON)(S)		12,617	34,444

Pfizer, Inc.		147,003	4,220,456

Roche Holding AG-Genusschein (Switzerland)		10,487	2,828,307

Sanofi (France)		66,968	6,792,109

Sanofi CVR (France)(NON)		121,200	244,824

Shire PLC (United Kingdom)		22,327	895,678

Sihuan Pharmaceutical Holdings Group, Ltd. (China)		204,000	139,930

Stada Arzneimittel AG (Germany)		5,708	289,462

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		39,506	1,492,537

Warner Chilcott PLC Class A		33,300	760,905

Zoetis, Inc.		57,447	1,787,751

			70,019,174

Total common stocks (cost $92,088,374)			$133,459,424

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
		Principal amount	Value

Auxilium Pharmaceuticals, Inc. cv. sr. unsec. notes 1 1/2s, 2018		$230,000	$237,906

Total convertible bonds and notes (cost $230,000)			$237,906

PURCHASED EQUITY OPTIONS OUTSTANDING (0.0%)(a)
	Expiration	Contract
	date/strike price	amount	Value

Eli Lilly & Co. (Call)	Oct-13/$55.00	$110,086	$3,523

Total purchased equity options outstanding (cost $74,858)			$3,523

SHORT-TERM INVESTMENTS (6.1%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)		1,067,309	$1,067,309

Putnam Cash Collateral Pool, LLC 0.13%(d)		6,632,075	6,632,075

SSgA Prime Money Market Fund 0.02%(P)		110,000	110,000

U.S. Treasury Bills with an effective yield of 0.14%, March 6, 2014		$30,000	29,998

U.S. Treasury Bills with an effective yield of 0.15%, February 6, 2014		241,000	240,987

U.S. Treasury Bills with an effective yield of 0.12%, December 12, 2013		80,000	79,998

Total short-term investments (cost $8,160,215)			$8,160,367

TOTAL INVESTMENTS

Total investments (cost $100,553,447)(b)			$141,861,220

FORWARD CURRENCY CONTRACTS at 9/30/13 (aggregate face value $10,054,371) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/18/13	$3,650,859	$3,554,574	$96,285
Citibank, N.A.
	Danish Krone	Buy	12/18/13	1,701,827	1,657,579	44,248
Credit Suisse International
	Japanese Yen	Buy	11/20/13	1,751,976	1,733,433	18,543
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	1,678,946	1,653,148	25,798
JPMorgan Chase Bank N.A.
	Swiss Franc	Buy	12/18/13	1,504,713	1,455,637	49,076

Total						$233,950

WRITTEN EQUITY OPTIONS OUTSTANDING at 9/30/13 (premiums $11,009) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Eli Lilly & Co. (Call)	Oct-13/$60.00	$110,086	$171

Total			$171

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $134,846,534.
(b)	The aggregate identified cost on a tax basis is $101,029,819, resulting in gross unrealized appreciation and depreciation of $45,720,816 and $4,889,415, respectively, or net unrealized appreciation of $40,831,401.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$1,683,717	$2,905,434	$4,589,151	$418	$—
	Putnam Short Term Investment Fund *	—	11,575,780	10,508,471	567	1,067,309
	Totals	$1,683,717	$14,481,214	$15,097,622	$985	$1,067,309
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $6,440,470.
	The fund received cash collateral of $6,632,075, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $340,045 to cover certain derivatives contracts and delayed delivery securities.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	73.6%
	United Kingdom	7.8
	France	5.2
	Switzerland	4.6
	Germany	3.5
	Japan	2.3
	Israel	1.1
	Spain	0.7
	Other	1.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own, to generate additional income for the portfolio, and to enhance the return on securities owned.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer staples	2,774,013	—	—
Health care	130,685,411	—	—
Total common stocks	133,459,424	—	—
Convertible bonds and notes	—	237,906	—
Purchased equity options outstanding	—	3,523	—
Short-term investments	1,177,309	6,983,058	—

Totals by level	$134,636,733	$7,224,487	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$233,950	$—
Written equity options outstanding	—	(171)	—

Totals by level	$—	$233,779	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	233,950	—
Equity contracts	3,523	171

Total	$237,473	$171

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (contract amount)	$33,000
Written equity option contracts (contract amount)	$33,000
Forward currency contracts (contract amount)	$12,400,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Note 9: Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs Bank USA	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Total

	Assets:
	Forward currency contracts#	96,285	44,248	18,543	--	--	25,798	49,076	233,950
	Purchased equity options#	--	--	--	3,523	--	--	--	3,523
	Securities on loan	--	--	--	--	6,632,075	--	--	6,632,075

	Total Assets	$96,285	$44,248	$18,543	$3,523	$6,632,075	$25,798	$49,076	$6,869,548

	Liabilities:
	Written equity options#	--	--	--	171	--	--	--	171

	Total Liabilities	$--	$--	$--	$171	$--	$--	$--	$171

	Total Financial and Derivative Net Assets	$96,285	$44,248	$18,543	$3,352	$6,632,075	$25,798	$49,076	$6,869,377
	Total collateral received (pledged)##†	$--	$44,248	$--	$--	$6,632,075	$--	$--	$6,676,323
	Net amount	$96,285	$--	$18,543	$3,352	$--	$25,798	$49,076	$193,054

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013